Annual Total Returns- Federated Hermes Institutional Prime Obligations Fund (Capital Shares) [BarChart] - Capital Shares - Federated Hermes Institutional Prime Obligations Fund - CAP	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.01%	0.03%	0.30%	0.95%	1.96%	2.28%	0.55%